SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 5) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Aug. 01, 2011	Jun. 30, 2009	May 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warranty cost
Guarantee of solar modules and products for defects in materials and workmanship				5 years
Minimum percentage of decline in initial minimum power generation capacity for 10 years			10.00%
Minimum percentage of decline in initial minimum power generation capacity for 25 years			20.00%
Extended warranty of solar modules and products for defects in materials and workmanship	10 years	6 years
Period for which the entity guarantees for maintaining the performance levels	25 years
Warranty accrual rate for sales of solar modules as a percentage of revenue				1.00%
Warranty accrual rate for sales of solar system kits as a percentage of revenue				0.80%
Warranty costs included in cost of revenues				$ 12,516,349	$ 18,347,272	$ 14,259,880
Term of insurance policy over which the insurance premium will be amortized				1 year
Unamortized carrying amount of insurance premium				3,061,879	14,719,807
Insurance receivable				35,441,672
Foreign currency risk
Cash and cash equivalents and restricted cash denominated in RMB, USD equivalent				$ 491,288,121	$ 363,647,327	$ 296,612,028
Maximum
Warranty cost
Guarantee of solar modules and products for defects in materials and workmanship			2 years
Warranty period of solar modules and products against decline of more than 10% of initial power generation capacity			10 years
Warranty period of solar modules and products against decline of more than 20% of initial power generation capacity			25 years
First year of guaranteed performance period | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output				97.00%
Year 2 to year 24 of guaranteed performance period | Maximum
Warranty cost
Percentage of decline in actual annual power output of module				0.70%
Year 25 of guaranteed performance period | Minimum
Warranty cost
Actual power output of module as a percentage of labeled power output				80.00%